Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Share-Based Compensation
Note 9 - Share-Based Compensation
At December 31, 2019, three share-based compensation plans existed at Southwest: an omnibus incentive plan, a restricted stock/unit plan, and a management incentive plan. The table below shows total share-based plan compensation expense which was recognized in the Consolidated Statements of Income:

	Year Ended December 31,
(Thousands of dollars)	2019	2018	2017
Share-based compensation plan expense, net of related tax benefits	$5,154	$4,644	$6,751
Share-based compensation plan related tax benefits	1,627	1,467	4,137

Omnibus Incentive Plan
The omnibus incentive plan is used to promote the long-term growth and profitability of the Company by providing directors, employees, and certain other individuals with incentives to increase stockholder value and otherwise contribute to the success of the Company. In addition, the plan enables the Company to attract, retain, and reward the best available persons for positions of responsibility. The omnibus incentive plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, and other equity-based and cash awards. Employees, directors, and consultants who provide services to the Company or any subsidiary may be eligible under this plan. For grants under the omnibus incentive plan, directors continue to immediately vest in the shares upon grant but are provided the option to defer receipt of equity compensation until they leave the Board of Directors.
Performance-based incentive opportunities under the omnibus plan were granted to all officers of Southwest in the form of performance shares and will be based on, depending on the officer, consolidated earnings per share, utility net income, and utility return on equity, with an adjustment based on relative total shareholder return, in each case, measured over a three-year performance period. Southwest recorded $2.3 million, $2.1 million, and $1.2 million of estimated compensation expense associated with these shares during 2019, 2018, and 2017, respectively.
Restricted Stock/Unit Plan
Restricted stock/units under the restricted stock/unit plan were issued to attract, motivate, retain, and reward key employees of Southwest with an incentive to attain high levels of individual performance and improved financial performance. The restricted stock/units vest 40% at the end of year one and 30% at the end of years two and three and were issued annually as common stock in accordance with the percentage vested. The restricted stock/unit plan was also established to attract, motivate, and retain experienced and knowledgeable independent directors. Vesting for grants of restricted stock/units to directors occurred immediately upon grant. The issuance of common stock for directors occurred when their service on the Board ended. No new grants are made under the legacy restricted stock/unit plan as all future incentive compensation, including restricted stock, is granted under programs of the omnibus incentive plan, which subject to advance election, provides that issuance to directors may occur upon grant. With regard to management, grants of time-lapse restricted stock vested based on the same percentages indicated above under the legacy program. Grants of restricted stock during 2019 occurred under the omnibus incentive plan.
Management Incentive Plan
Under the management incentive plan, awards were historically granted to encourage key employees of Southwest to remain as employees and to achieve short-term and long-term performance goals. Plan participants were eligible to receive a cash bonus (i.e., short-term incentive) and shares (i.e., long-term incentive). The shares granted vested three years after grant and were then issued as common stock. No new share grants are made under the management incentive plan as all future incentive share compensation is granted under the omnibus incentive plan. There have been no shares granted under the management incentive plan since 2017.
The following table summarizes the activity of the management incentive plan shares and restricted stock/units as of December 31, 2019 (thousands of shares):

	Management Incentive Plan Shares	Weighted- average grant date fair value	Restricted Stock/ Units (1)	Weighted- average grant date fair value
Nonvested/unissued at December 31, 2018	65	$66.51	323	$56.16
Granted	—		108	81.75
Dividends	1		7
Forfeited or expired	—	—	(9)	77.80
Vested and issued (2)	(37)	55.31	(64)	63.21
Nonvested/unissued at December 31, 2019	29	$79.16	365	$60.94
(1)The number of securities granted includes 57,500 performance shares, which was derived by assuming that target performance will be achieved during the relevant performance period.
(2)Includes shares for retiree payouts and those converted for taxes.
The weighted average grant date fair value shares in 2017 was $85.44. The weighted average grant date fair value of restricted stock/units granted in 2018 and 2017 was $69.16 and $85.39, respectively.
As of December 31, 2019, total compensation cost related to nonvested restricted stock/units not yet recognized is $3.6 million, which is expected to be recognized over a weighted average period of 1.7 years.